Note 9 - Goodwill and Other Intangible, Net (Details Textual) - USD ($)			12 Months Ended
	Jan. 04, 2021	Aug. 01, 2016	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net			$ 125,000	$ 174,000
Amortization of Intangible Assets			49,000	$ 49,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net			125,000
Finite-Lived Intangible Assets, Accumulated Amortization			$ 360,000
Oakmont Capital Holdings, LLC [Member]
Goodwill, Acquired During Period	$ 2,100,000
Signature Insurance Services, LLC [Member]
Goodwill, Acquired During Period		$ 515,000
Payments to Acquire Businesses, Gross		1,000,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired		$ 485,000
Finite-Lived Intangible Asset, Useful Life (Year)		10 years